Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of components of income before tax

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
(Loss)/income before tax:
(Loss)/income from PRC entities	(128,658)	(609,980)	51,843
Income from overseas entities	4,043	13,216	56,919
Total (loss)/income before tax	(124,615)	(596,764)	108,762

Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Difference in tax rates of subsidiaries outside PRC	—%	—	—
Effect of permanent differences	(7)%	(6)%	3%
Research and development super deduction	15%	3%	(19)%
Non-taxable income	1%	1%	(13)%
Effect of tax holiday	2%	—	—
Change in estimates for uncertain tax positions	—	(35)%	17%
Others	—	(3)%	9%
Change in valuation allowance	(36)%	(4)%	(3)%
Effect tax rate	—%	(19)%	19%

Summary of the aggregate amount and per share effect of the tax holidays

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
The aggregate amount of effect of tax holidays	2,243	—	—
Basic and diluted net loss per share effect	0.01	—	—

Schedule of the current and deferred portions of income tax expense

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax expense applicable to PRC entities
Current income tax expense	(554)	179,907	8,839
Deferred income tax expense	554	(65,431)	12,182
Subtotal income tax expense appliable to PRC entities	—	114,476	21,021
Current and deferred income tax expense applicable to overseas entities	—	—	—
Income tax expense, net	—	114,476	21,021

Schedule of significant components of deferred tax assets and liabilities

	As of
	December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Deferred upfront fee received	117,264	—
Commissions and entry fees for which invoices have not been collected	3,043	2,009
Accrued salary and welfare payable	14,500	19,517
Accrued expenses	5,209	3,368
Property, equipment and software, net	5,037	1,937
Inventory write-downs	2,318	1,163
Net operating loss carry-forwards	65,531	122,302
Others	11,036	32,693
Less: Valuation allowances	(72,783)	(69,574)
Total deferred tax assets	151,155	113,415

Deferred tax liabilities:
Property, equipment and software, net	(20,499)	—
Accrued service revenue (a)	(93,382)	(93,588)
Capitalized software development costs	(1,296)	(1,023)
Others	(4,992)	—
Total deferred tax liabilities	(120,169)	(94,611)

Deferred tax assets, net	30,986	18,804

Note (a) — Deferred tax liabilities were provided for the unbilled service fee charged to VIEs by WFOEs pursuant to the exclusive business cooperation agreement entered into between VIEs and WFOEs as discussed in Note 1(b).

Summary of net operating loss carry forwards from PRC

At December 31,	RMB
2025	637
2026	229,407
2027	121,352
2028	276,714
2031	17,408
2032	14,029
2033	5,356
664,903

Summary of movement of valuation allowance

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	621	47,430	72,783
Additions	46,809	25,353	(3,209)
Balance at the end of the year	47,430	72,783	69,574

Summary of unrecognized tax benefit

	Year Ended December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	—	179,490
Tax Positions related to current year:
Additions	179,490	—
Tax Positions related to prior year:
Additions	—	18,163
Reductions	—	(8,966)
Balance at the end of the year	179,490	188,687